Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Utilities ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
APA Group	118,272	$509,179
Origin Energy Ltd.	157,303	1,059,604
		1,568,783
Austria — 0.4%
Verbund AG	7,613	552,015
Brazil — 0.3%
Centrais Eletricas Brasileiras SA	83,103	468,079
Canada — 3.5%
Algonquin Power & Utilities Corp.	70,117	311,208
Brookfield Infrastructure Partners LP(a)	41,964	1,333,553
Emera Inc.	26,672	996,965
Fortis Inc./Canada	45,216	1,878,849
Hydro One Ltd.(b)	29,009	893,407
		5,413,982
Chile — 0.1%
Enel Americas SA	1,767,744	155,272
Colombia — 0.1%
Interconexion Electrica SA ESP	40,723	154,215
Denmark — 0.5%
Orsted A/S(a)(b)	17,281	780,302
Finland — 0.4%
Fortum OYJ	40,145	562,010
France — 2.7%
Engie SA	160,103	2,539,137
Veolia Environnement SA	58,015	1,627,757
		4,166,894
Germany — 2.7%
E.ON SE	205,001	2,387,862
RWE AG	61,600	1,839,594
		4,227,456
Italy — 4.5%
Enel SpA	704,653	5,028,524
Snam SpA	187,196	829,794
Terna - Rete Elettrica Nazionale	128,472	1,015,162
		6,873,480
Japan — 2.2%
Chubu Electric Power Co. Inc.	69,200	725,980
Kansai Electric Power Co. Inc. (The)	91,300	1,011,958
Osaka Gas Co. Ltd.	36,800	804,875
Tokyo Gas Co. Ltd.	31,500	872,760
		3,415,573
Portugal — 0.6%
EDP SA	275,069	879,950
Spain — 5.7%
Enagas SA	22,179	270,720
Endesa SA	30,001	645,149
Iberdrola SA	509,744	7,024,383
Naturgy Energy Group SA	13,450	325,682
Redeia Corp. SA	32,460	554,296
		8,820,230
United Kingdom — 6.3%
Centrica PLC	467,098	779,294
National Grid PLC	445,313	5,290,430
Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	24,116	$756,095
SSE PLC	100,501	2,014,491
United Utilities Group PLC	62,263	819,054
		9,659,364
United States — 68.6%
AES Corp. (The)	64,914	835,443
Alliant Energy Corp.	23,421	1,385,118
Ameren Corp.	24,293	2,165,478
American Electric Power Co. Inc.	48,503	4,473,432
American Water Works Co. Inc.	17,745	2,209,075
Atmos Energy Corp.	14,130	1,967,885
CenterPoint Energy Inc.	59,313	1,882,002
CMS Energy Corp.	27,277	1,818,012
Consolidated Edison Inc.	31,578	2,817,705
Constellation Energy Corp.	28,487	6,372,827
Dominion Energy Inc.	76,488	4,119,644
DTE Energy Co.	18,852	2,276,379
Duke Energy Corp.	70,202	7,563,563
Edison International	35,262	2,815,318
Entergy Corp.	39,046	2,960,468
Evergy Inc.	20,997	1,292,365
Eversource Energy	33,372	1,916,554
Exelon Corp.	91,521	3,444,850
FirstEnergy Corp.	46,648	1,855,657
NextEra Energy Inc.	186,915	13,399,936
NiSource Inc.	42,514	1,562,815
NRG Energy Inc.	18,450	1,664,559
PG&E Corp.	199,103	4,017,899
Pinnacle West Capital Corp.	10,369	878,980
PPL Corp.	67,172	2,180,403
Public Service Enterprise Group Inc.	45,384	3,834,494
Sempra Energy	57,691	5,060,655
Southern Co. (The)	99,584	8,197,755
Vistra Corp.	30,989	4,272,453
WEC Energy Group Inc.	28,796	2,707,976
Xcel Energy Inc.	52,302	3,531,431
		105,481,131
Total Long-Term Investments — 99.6% (Cost: $162,746,285)		153,178,736
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	1,010,000	1,010,000
Total Short-Term Securities — 0.6% (Cost: $1,010,000)		1,010,000
Total Investments — 100.2% (Cost: $163,756,285)		154,188,736
Liabilities in Excess of Other Assets — (0.2)%		(376,452)
Net Assets — 100.0%		$153,812,284

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Utilities ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$318 (b)	$—	$(318)	$—	$—	—	$14 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	870,000	140,000 (b)	—	—	—	1,010,000	1,010,000	34,003	—
				$(318)	$—	$1,010,000		$34,017	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	8	03/21/25	$616	$(13,462)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$113,848,732	$39,330,004	$—	$153,178,736
Short-Term Securities
Money Market Funds	1,010,000	—	—	1,010,000
	$114,858,732	$39,330,004	$—	$154,188,736

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Utilities ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(13,462)	$—	$—	$(13,462)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.